Voya Mutual Funds

Voya Multi-Manager International Equity Fund

(the "Fund")

Supplement dated July 29, 2022

to the Fund's Class I and Class P Shares' Prospectus and Class P3 Shares' Prospectus,

each dated February 28, 2022, as supplemented

(together, the "Prospectuses")

Effective July 29, 2022: (1) Moritz Sitte no longer serves as a portfolio manager for the Fund's Baillie Gifford Overseas Limited sleeve (the "BG Sleeve"); and (2) Stephen Paice is added as a portfolio manager for the BG Sleeve.

Effective immediately, the Prospectuses are revised as follows:

1.All references to Moritz Sitte as a portfolio manager for the BG Sleeve are hereby deleted in their entirety.

2.The sub-section of the Prospectuses entitled "Portfolio Management – Sub-Adviser – Baillie Gifford Overseas Limited" in the Fund's Summary Section is deleted in its entirety and replaced with the following:

Sub-Adviser

Baillie Gifford Overseas Limited

Portfolio Managers
Iain Campbell	Sophie Earnshaw, CFA
Portfolio Manager (since 01/11)	Portfolio Manager (since 12/14)
Joe Faraday, CFA	Milena Mileva
Portfolio Manager (since 01/11)	Portfolio Manager (since 05/22)
Stephen Paice
Portfolio Manager (since 07/22)

3.The sub-section of the Prospectuses entitled "Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Equity Fund – Baillie Gifford Overseas Limited" is amended to add the following paragraph:

Stephen Paice, Portfolio Manager, joined BG Overseas in 2005 and heads up the European Equities strategy. Mr. Paice joined the International All Cap Portfolio Construction Group in July 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Voya Mutual Funds

Voya Multi-Manager International Equity Fund

(the "Fund")

Supplement dated July 29, 2022

to the Fund's Class I, Class P, and Class P3 Shares'

Statement of Additional Information, dated February 28, 2022, as supplemented

(the "SAI")

Effective July 29, 2022: (1) Moritz Sitte no longer serves as a portfolio manager for the Fund's Baillie Gifford Overseas Limited sleeve (the "BG Sleeve"); and (2) Stephen Paice is added as a portfolio manager for the BG Sleeve.

Effective immediately, the SAI is revised as follows:

1.All references to Moritz Sitte as a portfolio manager for the BG Sleeve are hereby deleted in their entirety.

2.The sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Voya Multi-Manager International Equity Fund – BG Overseas – Other Accounts Managed" is revised to include the following:

Other Accounts Managed

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
Portfolio	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Accounts		Accounts		Accounts
Stephen	5	$4,342,252,014	7	$2,317,400,339	384	$9,945,167,442
Paice3

3As of May 31, 2022.

4Two of these accounts with total assets of $325,561,988 have a performance based advisory fee.

3.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management –Voya Multi-Manager International Equity Fund – BG Overseas – Ownership of Securities" is amended to include the following:

Ownership of Securities

	Portfolio Manager	Dollar Range of Fund Shares Owned
	Stephen Paice1	None
1	As of May 31, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE